CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement of comprehensive income [abstract]
Net loss	$ (614,124)	$ (696,315)	$ (350,654)
Items that will not be reclassified to profit or loss in subsequent periods:
Net gain (loss) on equity investments classified at fair value through other comprehensive income	(72,663)	48,080	41,255
Income tax effect	16,775	(11,283)	(9,380)
Other comprehensive income (loss) for items that will not be reclassified to profit or loss, net of tax	(55,888)	36,797	31,875
Items that will be reclassified to profit or loss in subsequent periods:
Foreign currency translation adjustment	(11,355)	4,916	(613)
Net change in unrealized gain (loss) on debt investments classified at fair value through other comprehensive income	(1,358)	(4,844)	5,053
Net gain (loss) on cash flow hedging derivative instruments	27,438	(16,008)	16,711
Income tax effect	(9,840)	7,827	(8,961)
Other comprehensive income (loss) after tax that will be reclassified to profit or loss in subsequent periods	4,885	(8,109)	12,190
Other comprehensive income (loss), net of tax	(51,003)	28,688	44,065
Total comprehensive loss, net of tax	$ (665,127)	$ (667,627)	$ (306,589)